Business Description and Basis of Presentation	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Nature Of Operations

Note 1 – The Company and Nature of Operations

Handy & Harman Ltd. (formerly named WHX Corporation prior to January 3, 2011) (“HNH”) is a diversified manufacturer of highly engineered niche industrial products with leading market positions in many of the markets it serves. Through its operating subsidiaries, HNH focuses on high margin products and innovative technology and serves over 13,000 active customers across a wide range of end markets. HNH’s diverse product offerings are marketed through 29 locations located in seven countries. HNH owns Handy & Harman Group Ltd. (“H&H Group”), which owns Handy & Harman (“H&H”) and Bairnco Corporation (“Bairnco”). HNH manages its group of businesses on a decentralized basis with operations principally in North America. HNH’s business units encompass the following segments: Precious Metal, Tubing, Engineered Materials, Arlon Electronic Materials (“Arlon”) and Kasco Blades and Route Repair Services (“Kasco”). All references herein to “we,” “our” or the “Company” refer to HNH together with all of its subsidiaries.